Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: April 10, 2026

Payment Date	4/15/2026
Collection Period Start	3/1/2026
Collection Period End	3/31/2026
Interest Period Start	3/16/2026
Interest Period End	4/14/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$43,344,399.61	$43,344,399.61	$—	—	Nov-26
Class A-2a Notes	$295,200,000.00	$3,503,163.71	$291,696,836.29	0.988133	Jan-29
Class A-2b Notes	$205,600,000.00	$2,439,872.83	$203,160,127.17	0.988133	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$1,187,334,399.61	$49,287,436.15	$1,138,046,963.46

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,211,519,554.57	$1,161,508,456.06	0.797613
YSOC Amount	$20,605,544.42	$19,881,882.06
Adjusted Pool Balance	$1,190,914,010.15	$1,141,626,574.00
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$43,344,399.61	3.92500%	ACT/360	$141,772.31
Class A-2a Notes	$295,200,000.00	3.88000%	30/360	$954,480.00
Class A-2b Notes	$205,600,000.00	4.00223%	ACT/360	$685,715.41
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.67
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$1,187,334,399.61			$3,874,890.64

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,211,519,554.57	$1,161,508,456.06
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,190,914,010.15	$1,141,626,574.00
Number of Receivables Outstanding	65,834	64,330
Weighted Average Contract Rate	7.26%	7.26%
Weighted Average Remaining Term (months)	51.5	50.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$6,880,959.70
Principal Collections	$49,836,048.98
Liquidation Proceeds	$48,072.08
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$56,765,080.76
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$56,765,080.76

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,009,599.63	$1,009,599.63	$—	$—	$55,755,481.13
Interest - Class A-1 Notes	$141,772.31	$141,772.31	$—	$—	$55,613,708.82
Interest - Class A-2a Notes	$954,480.00	$954,480.00	$—	$—	$54,659,228.82
Interest - Class A-2b Notes	$685,715.41	$685,715.41	$—	$—	$53,973,513.41
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$52,363,571.74
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$52,041,935.74
First Allocation of Principal	$2,777,825.61	$2,777,825.61	$—	$—	$49,264,110.13
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$49,213,667.38
Second Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$34,903,667.38
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$34,850,839.63
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$20,540,839.63
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$20,482,764.88
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,172,764.88
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,172,764.88
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$2,593,154.34
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,593,154.34
Remaining Funds to Certificates	$2,593,154.34	$2,593,154.34	$—	$—	$—
Total	$56,765,080.76	$56,765,080.76	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$20,605,544.42
Increase/(Decrease)	$(723,662.36)
Ending YSOC Amount	$19,881,882.06

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,190,914,010.15	$1,141,626,574.00
Note Balance	$1,187,334,399.61	$1,138,046,963.46
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.02%	23	$175,049.53
Liquidation Proceeds of Defaulted Receivables[2]	0.00%	38	$48,072.08
Monthly Net Losses (Liquidation Proceeds)			$126,977.45
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.07%
Current Collection Period			0.13%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$619,574.81
Cumulative Net Loss Ratio			0.04%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.08%	38	$882,508.60
60-89 Days Delinquent	0.01%	8	$169,546.00
90-119 Days Delinquent	0.00%	1	$4,719.84
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.09%	47	$1,056,774.44

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$40,899.28
Total Repossessed Inventory		4	$98,226.69

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		9	$174,265.84
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.01%
Current Collection Period			0.02%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.63	0.05%	28	0.04%